SCHEDULE OF FINANCIAL LIABILITIES FAIR VALUE THROUGH PROFIT OR LOSS (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at fair value through profit or loss:
Trade and other payables	$ 4,468	$ 4,453
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	16,669	14,302
Total financial liabilities	21,137	18,755
Short term loan [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	1,000
Convertible notes [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	391	377
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	2,469	1,013
Convertible features [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	791
Warrants [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	1,384	1,143
Pre-paid advance [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables		700
Bridge loans [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	902	2,233
Trade and other payables [member]
Financial liabilities at fair value through profit or loss:
Trade and other payables	13,605	12,487
Lease liabilities [member]
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	418	649
Government grants [member]
Financial liabilities at amortized cost:
Total financial liabilities at amortized cost	$ 177	$ 153